Nature of Business and Operations (Tables)	6 Months Ended
Jun. 30, 2021
Business Acquisition [Line Items]
Summary of Elements of Business Combination to the Consolidated Statement of Cash Flows
The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statements of changes in equity for the three and six months ended June 30, 2021:

(in thousands)	Recapitalization
Cash - Jaws’ trust and cash, net of redemptions	$690,705
Cash - PIPE financing	800,000
Less: transaction costs and advisory fees paid	(88,745)
Less: Distribution to PCIH shareholders	(466,598)

Net Business Combination and PIPE financing	935,362
Plus: Non-cash net assets assumed	96
Plus: Accrued transaction costs	8,860
Less: Capitalized transaction costs	(8,167)
Less: Warrant liability assumed	(163,058)

Net contributions from Business Combination and PIPE financing	$773,093

Summary of the Reconcile Number of Shares of Common Stock Issued Through Business Combination